SUPPLEMENTAL DISCLOSURE TO CONSOLIDATED STATEMENTS OF CASH FLOWS	9 Months Ended
Sep. 30, 2019
SUPPLEMENTAL DISCLOSURE TO CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
SUPPLEMENTAL DISCLOSURE TO CONSOLIDATED STATEMENTS OF CASH FLOWS
3. SUPPLEMENTAL DISCLOSURE TO CONSOLIDATED STATEMENTS OF CASH FLOWS

	Nine months ended
	September 30, 2019	September 30, 2018
	(Dollars in thousands)
Cash paid during the period for:
Interest	$88,043	$81,947
Taxes	163	3,893
Noncash Activities:
Security deposits applied to rent receivables	3,224	—
Maintenance payment liability applied to rent receivables, maintenance rights and other liabilities	4,088	7,574
Other liabilities applied to maintenance payment liability and security deposits	2,457	1,140
Noncash investing activities:
Aircraft improvement	4,940	8,257
Noncash activities in connection with purchase of flight equipment	11,807	75,638
Noncash activities in connection with sale of flight equipment	15,711	2,693